Parent Company Financial Statements - Statement of Condition (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Interest-bearing deposits with banks	$ 73,040	$ 67,227
Trading account assets	860	1,093
Investment securities available-for-sale	45,148	57,121
Other assets	34,404	30,985
Total assets	244,596	238,392
Liabilities:
Total liabilities	219,859	216,122
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Shareholders’ equity	24,737	22,270	$ 21,193	$ 21,082
Total liabilities and shareholders' equity	244,596	238,392
Parent Company
Assets:
Interest-bearing deposits with banks	486	532
Trading account assets	357	361
Investment securities available-for-sale	224	43
Consolidated banking subsidiary	25,966	23,033
Consolidated non-banking subsidiaries	6,726	6,762
Unconsolidated entities	106	63
Consolidated banking subsidiary	64	273
Consolidated non-banking subsidiaries and unconsolidated entities	2,337	2,843
Other assets	96	263
Total assets	36,362	34,173
Liabilities:
Accrued expenses and other liabilities	685	917
Long-term debt	10,940	10,986
Total liabilities	11,625	11,903
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Shareholders’ equity	24,737	22,270
Total liabilities and shareholders' equity	$ 36,362	$ 34,173